Share-Based Payment and Related Stock Option Plan - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Total share-based compensation expense	$ 3,933	$ 315	$ 4,564	$ 846	$ 1,161	$ 1,682
Unrecognized compensation cost	$ 0		$ 0		$ 3,416	$ 3,793
Remaining recognition period (in years)					2 years 8 months 12 days	3 years 4 months 24 days